INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Israeli corporate tax rate	23.00%	23.00%	23.00%
United States [Member]
Net operating loss carryforward, Expired			$ 700
Domestic Tax Authority [Member]
Net operating loss carryforward	$ 398,100